OPERATING LEASE RIGHTOFUSE ASSET AND OPERATING LEASE LIABILITY	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
OPERATING LEASE RIGHTOFUSE ASSET AND OPERATING LEASE LIABILITY
OPERATING LEASE RIGHT-OF-USE ASSET AND OPERATING LEASE LIABILITY

NOTE 5 – OPERATING LEASE RIGHT-OF-USE ASSET AND OPERATING LEASE LIABILITY

The Company leases 2,911 square feet of office space located in the Research Park at Florida Atlantic University, Innovation Centre 1, 3998 FAU Boulevard, Suite 309, Boca Raton, Florida. The Company entered into a lease agreement commencing on November 1, 2019 through January 1, 2025 in which the first three months of rent were abated. Due to the COVID-19 pandemic, the company decided to have all employees work from home and intends to build out the office space by the end of 2022 to allow employees to work from the office in January of 2023. The following table illustrates the base rent amounts over the term of the lease:

Base Rent Periods

November 1, 2019 to October 31, 2020	$4,367
November 1, 2020 to October 31, 2021	$4,498
November 1, 2021 to October 31, 2022	$4,633
November 1, 2022 to October 31, 2023	$4,772
November 1, 2023 to October 31, 2024	$4,915
November 1, 2024 to January 31, 2025	$5,063

Operating lease right-of-use asset and liability are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 10%, as the interest rate implicit in most of our leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term. Since the common area maintenance expenses are expenses that do not depend on an index or rate, they are excluded from the measurement of the lease liability and recognized in other general and administrative expenses on the statements of operations. At inception the Company paid prepaid rent in the amount of $4,659, which was netted against the operating lease right-of-use asset balance until it was applied in February 2020.

Right-of-use asset is summarized below:

September 30, 2022
Office lease	$220,448
Less: accumulated amortization	(103,011)
Right -of- use asset, net	$117,437

Operating lease liability is summarized below:

September 30, 2022
Office lease	$129,667
Less: current portion	(50,647)
Long term portion	79,020

Maturity of the lease liability is as follows:
Fiscal year ending June 30, 2023	45,589
Fiscal year ending June 30, 2024	62,201
Fiscal year ending June 30, 2025	37,112
144,901
Present value discount	(15,235)
Lease liability	$129,667

NOTE 5 - OPERATING LEASE RIGHT-OF-USE ASSET AND OPERATING LEASE LIABILITY

NOTE 5 – OPERATING LEASE RIGHT-OF-USE ASSET AND OPERATING LEASE LIABILITY

The Company leases 2,911 square feet of office space located in the Research Park at Florida Atlantic University, Innovation Centre 1, 3998 FAU Boulevard, Suite 309, Boca Raton, Florida. The Company entered into a lease agreement commencing on November 1, 2019 through January 1, 2025 in which the first three months of rent were abated. Due to the COVID-19 pandemic, the company decided to have all employees work from home and intends to build out the office space by the end of 2022 to allow employees to work from the office in January of 2023. The following table illustrates the base rent amounts over the term of the lease:

Base Rent Periods

November 1, 2019 to October 31, 2020	$4,367
November 1, 2020 to October 31, 2021	$4,498
November 1, 2021 to October 31, 2022	$4,633
November 1, 2022 to October 31, 2023	$4,772
November 1, 2023 to October 31, 2024	$4,915
November 1, 2024 to January 31, 2025	$5,063

Operating lease right-of-use asset and liability are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 10%, as the interest rate implicit in most of our leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term. Since the common area maintenance expenses are expenses that do not depend on an index or rate, they are excluded from the measurement of the lease liability and recognized in other general and administrative expenses on the statements of operations. At inception the Company paid prepaid rent in the amount of $4,659, which was netted against the operating lease right-of-use asset balance until it was applied in February 2020.

Right-of-use asset is summarized below:

June 30, 2022
Office lease	$220,448
Less: accumulated amortization	(92,106)
Right -of- use asset, net	$128,342

Operating lease liability is summarized below:
June 30, 2022
Office lease	$141,160
Less: current portion	(48,963)
Long term portion	92,197

Maturity of the lease liability is as follows:
Fiscal year ending June 30, 2023	60,392
Fiscal year ending June 30, 2024	62,201
Fiscal year ending June 30, 2025	37,112
159,705
Present value discount	(18,545)
Lease liability	$141,160